Earnings per Share	12 Months Ended
Dec. 31, 2013
Earnings per Share
Earnings per Share

8. Earnings per Share

        Basic earnings per share ("EPS") is computed by dividing net income (loss) attributable to controlling interests by the weighted-average number of shares of Class A common stock outstanding during the period. Class B common stock is not included in the calculation of earnings per share because they are not participating securities and have no economic interest in the Company. Diluted earnings per share takes into account the dilutive effect of potential common stock that could be issued by the Company in conjunction with stock awards that have been granted to directors and employees. On September 4, 2013 (the "grant date"), the Company granted to its directors restricted shares of Class A common stock, which vest on the first anniversary of the grant date. In accordance with ASC 260, Earnings Per Share, awards of nonvested shares shall be considered outstanding as of the grant date for purposes of computing diluted EPS even though their exercise is contingent upon vesting. For the year ended December 31, 2013, the directors' restricted shares of Class A common stock were excluded from the diluted calculation, as their inclusion would have been anti-dilutive as the Company was in a net loss position. The following is a calculation of the basic and diluted weighted-average number of shares of Class A common stock outstanding and EPS for the year ended December 31, 2013. Net income (loss) and the weighted average number of shares of Class A common stock outstanding is based on the actual days in which the shares were outstanding for the period from July 29, 2013, the closing date of the IPO, to December 31, 2013.

(in thousands, except per share data)	December 31, 2013
Income (numerator):
Net income (loss) attributable to controlling interests	$(2,186)
Weighted-average shares (denominator):
Weighted-average number of shares of Class A common stock—basic and diluted	12,500

Earnings (loss) per share:
Basic and diluted	$(0.17)

Anti-dilutive restricted shares of Class A common stock	27